CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of promissory notes (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 30,000,000	$ 0
Issued	290,000	30,000,000
Payments	(9,090,000)	0
Balance	21,200,000	30,000,000
Current portion	21,200,000
Long-term portion	0
January 1, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	30,000,000	0
Issued	0	30,000,000
Payments	(8,800,000)	0
Balance	21,200,000	30,000,000
Current portion	21,200,000
Long-term portion	0
February 4, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	0	0
Issued	290,000	0
Payments	(290,000)	0
Balance	0	$ 0
Current portion	0
Long-term portion	$ 0